Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of information about receivables

	2024 US$m	2023 US$m

(a) Receivables (current)
Trade receivables 1	972	963
Other receivables 1 ,2	1,270	456
Loans receivable	133	73
Lease receivables	9	24
Interest receivable	6	1

	2,390	1,517

(b) Receivables (non-current)
Other receivables	51	21
Loans receivable	776	771
Lease receivables	49	47

	876	839

1.	Interest-free and settlement terms are usually between 14 and 30 days.
2.	$560 million of the carrying amount as at 31 December 2024 relates to expected reimbursements from OCI N.V. for forecast capital expenditure. Refer to Note B.5 for details.